BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements are prepared in accordance with GAAP.

The Company has historically operated as part of HCMC and not as a standalone company through the Spin-Off date. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis through the Spin-Off date. The Company’s financial statements for the period January 1, 2025 through March 31, 2025 are condensed consolidated financial statements based on the reported results of HCWC as a stand-alone company. HCMC completed steps to spin off its grocery segment and wellness business into HCWC on September 13, 2024. The entities under the grocery segment and wellness business were contributed (100%) to HCWC, as such the accompanying condensed consolidated financial statements through the Spin-Off date have been contributed to HCWC using their carryover basis in accordance with Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”) for entities under common control. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the condensed consolidated financial statements. The condensed consolidated financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC though the Spin-Off date. However, the amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the condensed consolidated financial statements had the Company operated independently of HCMC. Related party allocations are discussed further in Note 16. The condensed consolidated financial statements do not include all the notes in the same detail as the annual 10-K filing.

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with U.S. GAAP.

The Company has historically operated as part of HCMC and not as a standalone company. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis through the Spin-Off date. The Company’s financial statements for the period September 14, 2024 through December 31, 2024 are consolidated financial statements based on the reported results of HCWC as a stand-alone company. HCMC completed steps to spin off its grocery segment and wellness business into HCWC. The entities under the grocery segment and wellness business were contributed (100%) to HCWC, as such the accompanying consolidated financial statements through the Spin-Off date have been contributed to HCWC using their carryover basis in accordance with Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”) for entities under common control. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the consolidated financial statements. The consolidated financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC though the Spin-Off date. However, the amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the consolidated financial statements had the Company operated independently of HCMC. Related-party allocations are discussed further in Note 18.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the operating decision makers, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company operates as a single reportable segment, as the Chief Operating Decision Maker (‘CODM”) reviews financial performance and makes decisions on a consolidated basis.

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the operating decision makers, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company operates as a single reportable segment, as the CODM reviews financial performance and makes decisions on a consolidated basis.

Unaudited Interim Condensed Consolidated Financial Statements

Unaudited Interim Condensed Consolidated Financial Statements

The interim condensed consolidated balance sheet as of March 31, 2025, the interim condensed consolidated statements of operations and the interim condensed consolidated statements of changes in stockholders’ equity for the three months ended March 31, 2025 and 2024 and cash flows for the three months ended March 31, 2025 and 2024 are unaudited. The financial data and the other financial information disclosed in the notes to these condensed consolidated financial statements relating to the three-month periods are also unaudited, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated cash flows, operating results, and balance sheets for the periods presented. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, filed with the Securities and Exchange Commission (the “SEC”) on March 27, 2025. The condensed consolidated balance sheet as of December 31, 2024 was derived from the Company’s audited 2024 financial statements contained in the above referenced Form 10-K. Results of the three months ended March 31, 2025, are not necessarily indicative of the results to be expected for the full year ending December 31, 2025.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Markets V, LLC (Ellwood Thompson’s), Healthy Choice Markets VI, LLC (GreenAcres Market), Healthy Choice Wellness, LLC, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Markets V, LLC (Ellwood Thompson’s), Healthy Choice Markets VI, LLC (GreenAcres Market), Healthy Choice Wellness, LLC, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in consolidation.

Net Parent Investment

Net Parent Investment

The accompanying condensed consolidated financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis though the Spin-Off date, and the condensed consolidated financial statements also include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the Net Parent Investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall in operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in Net Parent Investment. Net Parent Investment represents the cumulative investment by HCMC in the Company through the Spin-Off date. Upon Spin-Off, the Company reclassed the balance in net parent investment to additional paid-in capital.

Net Parent Investment

The accompanying consolidated financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis though the Spin-Off date, and the consolidated financial statements also include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the Net Parent Investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall in operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in Net Parent Investment. Net Parent Investment represents the cumulative investment by HCMC in the Company through the Spin-Off date. Upon Spin-Off, the Company reclassed the balance in net parent investment to additional paid-in capital.

Use of Estimates in the Preparation of the Financial Statements

Use of Estimates in the Preparation of the Financial Statements

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include promotional discounts, manufacturer coupons and rebates, return allowances that are netted against revenue, useful lives and impairment of long-lived assets, allowance for credit losses, inventory provisions, deferred taxes and related valuation allowances, allocation of corporate general expenses, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Use of Estimates in the Preparation of the Financial Statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include promotional discounts, manufacturer coupons and rebates, return allowances that are netted against revenue, useful lives and impairment of long-lived assets, allowance for credit losses, inventory provisions, deferred taxes and related valuation allowances, allocation of corporate general expenses, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue Recognition

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company promotes its products with trade incentives and promotions. These programs include sales discounts, rebates, coupons, volume-based incentives, refunds, and returns, which represent variable considerations. The estimation of variable consideration involves judgment and is constrained to avoid overstatement of revenue. The Company applies the expected value method or the most likely amount method, depending on which better predicts the consideration to which it will be entitled. Management evaluates these estimates on a quarterly basis. The trade incentives and promotions are recorded as a reduction to the transaction price based on amounts estimated as being due to customers at the end of the period. The Company derives these estimates based on historical experience. The Company does not receive a distinct service in relation to the trade incentives and promotions.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers.
●	identify performance obligations.
●	determine transaction price.
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

The Company does not have significant revenue recognized over time due to the nature of retail store operation. The Company recognizes revenue at a point in time when control of goods or services transfers to the customer.

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company promotes its products with trade incentives and promotions. These programs include sales discounts, rebates, coupons, volume-based incentives, refunds, and returns, which represent variable considerations. The estimation of variable consideration involves judgment and is constrained to avoid overstatement of revenue. The Company applies the expected value method or the most likely amount method, depending on which better predicts the consideration to which it will be entitled. Management evaluates these estimates on a quarterly basis. The trade incentives and promotions are recorded as a reduction to the transaction price based on amounts estimated as being due to customers at the end of the period. The Company derives these estimates based on historical experience. The Company does not receive a distinct service in relation to the trade incentives and promotions.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers.
●	identify performance obligations.
●	determine transaction price.
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

The Company does not have significant revenue recognized over time due to the nature of retail store operation. The Company recognizes revenue at a point in time when control of goods or services transfers to the customer.

Shipping and Handling

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in the cost of sales. The Company incurred shipping and handling costs of approximately $26,000 and $27,000 for the three months ended March 31, 2025 and 2024, respectively.

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in cost of sales. For the years ended December 31, 2024 and 2023, shipping and handling costs of approximately $132,000 and $117,000, were included in cost of sales, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of March 31, 2025 and December 31, 2024.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of December 31, 2024 and December 31, 2023.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 as of December 31, 2024 and December 31, 2023 is presented below:

	December 31, 2024	December 31, 2023
Total cash and restricted cash in excess of FDIC limits	$715,852	$161,644

The Company continually monitors its positions with, and the credit quality of, the financial institutions with which it invests, as deposits are held in excess of federally insured limits. The Company has not experienced any losses in such accounts.

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits. As of March 31, 2025, December 31, 2024, and January 1, 2024, the contract liability balances were approximately $42,000, $80,000 and $208,000, respectively.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

In August 2024, the Company transitioned its customer loyalty program from a points-based system to a VIP membership structure. Under the original loyalty program, customers earned redeemable loyalty points based on qualifying purchases, which have been discontinued. Existing unredeemed loyalty points remained valid for redemption until January 31, 2025. The new VIP program provides members with immediate discounts on qualifying purchases, replacing the accrual of future points. The elimination of future loyalty point accruals reduces the Company’s ongoing contract liability obligations, as discounts under the VIP program are recognized as reductions to revenue at the time of sale.

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits. For the years ended December 31, 2024 and 2023, the contract liability balance were approximately $80,000 and $208,000, respectively.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

In August 2024, the Company transitioned its customer loyalty program from a points-based system to a VIP membership structure. Under the original loyalty program, customers earned redeemable loyalty points based on qualifying purchases, which have been discontinued. Existing unredeemed loyalty points remain valid for redemption until January 31, 2025. The new VIP program provides members with immediate discounts on qualifying purchases, replacing the accrual of future points. The elimination of future loyalty point accruals reduces the Company’s ongoing contract liability obligations, as discounts under the VIP program are recognized as reductions to revenue at the time of sale.

Other Current Assets

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our condensed consolidated balance sheets are amounts primarily related to other receivables or non-trade receivable from other companies. These financial assets are subject to the Current Expected Credit Loss model under ASC 326 . Management has determined that no allowance for credit losses is required as of March 31, 2025 and December 31, 2024, due to the short-term nature of these receivables, the creditworthiness of the counterparties, and historical collection experience indicating no credit losses. The Company will continue to monitor credit risk and adjust the allowance if conditions change.

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our consolidated balance sheets are amounts primarily related to other receivables or non-trade receivable from other companies.

Inventories

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write down excess carrying value to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items and non-perishable consumable goods. Slow-moving inventory is rotated out and obsolete inventory is removed (expensed) on a monthly basis.

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write down excess carrying value to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items and non-perishable consumable goods. Slow-moving inventory is rotated out and obsolete inventory is removed (expensed) on a monthly basis.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, and displays have useful lives ranging from two to seven years. Leasehold improvements are amortized over the shorter of the life of the improvement or the term of the lease.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, displays with useful lives range from two to ten years. Leasehold improvements are amortized over the shorter of the life of the asset or the term of the lease.

Identifiable Intangible Assets

Identifiable Intangible Assets

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 13 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Identifiable Intangible Assets

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 13 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. There were no triggering events that would indicate impairment of long-lived assets in the three months period ended on March 31, 2025 and twelve months ended December 31, 2024.

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. There were no triggering events that would indicate impairment of long-lived assets in the twelve months period ended on December 31, 2024.

Goodwill

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value-based test. In performing the Company’s analysis of goodwill, the Company first evaluates qualitative factors, including relevant events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value should be recognized; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary.

In July 2024, the Company acquired GreenAcres Market and recorded goodwill of $2,212,000 from the acquisition.

During the three months ended March 31, 2025 and 2024, there were no goodwill impairment charges recognized by the Company in the unaudited interim condensed consolidated statements of operations.

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value-based test. In performing the Company’s analysis of goodwill, the Company first evaluates qualitative factors, including relevant events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. An impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value should be recognized; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary.

The Company incurred a non-cash impairment charge of $6,104,000 for the year ended December 31, 2023.

In July 2024, the Company acquired GreenAcres Market and recorded goodwill of $2,212,000 from the acquisition.

During the years ended December 31, 2024, there was no goodwill impairment charges recognized by the Company in the audited consolidated statements of operations.

Advertising

Advertising

Advertising expense is classified as selling, general and administrative expense on the condensed consolidated statements of operations. The Company expenses advertising costs as incurred. The Company incurred advertising expenses of approximately $158,000 for the three months ended March 31, 2025 and 2024, respectively.

Advertising

Advertising expense is classified as selling, general and administrative expense on the consolidated statements of operations. The Company expenses advertising costs as incurred. For the years ended December 31, 2024 and 2023, the company incurred advertising expenses of $581,000 and $564,000, respectively.

401(k) retirement savings plan

401(k) retirement savings plan

The Company’s employees are offered a 401(k)-retirement savings plan with discretionary contribution matching opportunities. 401K employer expense amounted to $48,000 and $21,000 for the three months ended March 31, 2025 and 2024, respectively.

401(k) retirement savings plan

The Company’s employees are offered a 401(k)-retirement savings plan that is currently administered under HCMC with discretionary contribution matching opportunities. HCMC will continue provide this service to HCWC’s employees pursuant to the Transition Service Agreement (“TSA”) executed upon the separation. The Company is in the process of establishing this service with its payroll provider, and expects to provide 401(k) to its own employees at the beginning of next year. 401K employer expense amounted to $94,000 and $82,000 for the years ended December 31, 2024 and 2023, respectively.

Earnings per share

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of stock awards. There is no dilution for the three months ended March 31, 2025 and 2024.

On September 16, 2024, the Company separated from HCMC. As referenced in Note 1. Organization, the Separation resulted in the initial issuance of approximately 9.2 million shares of HCWC common stock. For purposes of computing basic and diluted earnings per common share for the three months ended March 31, 2024, the number of HCWC common shares issued upon separation and distribution was used to reflect the outstanding shares.

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company’s stockholders.

	Three Months Ended March 31,
	2025	2024

NET LOSS	$(712,410)	$(701,463)

BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES	10,049,082	9,226,860

BASIC AND DILUTED NET LOSS PER SHARE	$(0.07)	$(0.08)

Earnings per share

Basic earnings per share is computed using the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted average number of common shares outstanding adjusted to include the potentially dilutive effect of stock awards. There is no dilution for the years ended December 31, 2024 and 2023.

On September 16, 2024, the Company separated from HCMC. As referenced in Note 1. Organization, the Separation resulted in the initial issuance of approximately 9.2 million shares of HCWC common stock. For purposes of computing basic and diluted earnings per common share for the year ended December 31, 2023, the number of HCWC common shares issued upon separation and distribution was used to reflect the outstanding shares.

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company’s stockholders.

	For the Years Ended December 31,
	2024	2023

NET LOSS	$(4,506,466)	$(9,932,620)

BASIC AND DILUTED WEIGHTED AVERAGE COMMON SHARES	9,395,500	9,226,860

BASIC AND DILUTED NET LOSS PER SHARE	$(0.48)	$(1.08)

Income Taxes

Income Taxes

The Company’s income taxes are included in HCMC’s consolidated return through the Spin-Off date. For the purposes of the condensed consolidated financial statements, the income taxes for the Company have been presented on a separate return basis, under which a new stand-alone set of deferred tax assets and liabilities is created based on the financial statements.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2025 and December 31, 2024. The Company had no uncertain tax positions as of March 31, 2025 and December 31, 2024.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2024 or 2023. The Company had no uncertain tax positions as of December 31, 2024 and 2023.

Leases

Leases

The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related lease right-of-use (“ROU”) assets are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases.

At the adoption of ASC 842, the Company elected the following practical expedients, which continue to be applied as part of its accounting policies:

●	Lease Identification: The Company elected not to reassess whether any expired or existing contracts entered into prior to adoption are or contain leases.
●	Lease Classification: The Company elected not to reassess the lease classification for any expired or existing leases. All leases previously classified as operating leases under ASC Topic 840 continue to be classified as operating leases, and any leases previously classified as capital leases under ASC Topic 840 are classified as finance leases under ASC 842.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases as of March 31, 2025 and 2024. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC 842.

Leases

Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related lease right-of-use (“ROU”) are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases in year 2024 and 2023. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC Topic 842.

Fair Value Measurements

Fair Value Measurements

The fair value framework under FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

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Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Recurring Fair Value Measurements

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, operating, derivatives and borrowings. Management believes that the carrying value of cash and cash equivalents, accounts receivable, accounts payable, and borrowings are representative of their respective fair values. All derivatives are recognized as either assets or liabilities on the balance sheet at fair value at the end of each quarter.

Nonrecurring Fair Value Measurements

The Company’s assets measured at fair value on a nonrecurring basis include long-lived assets, indefinite-lived intangible assets and goodwill. The Company reviews the carrying amounts of such assets at least annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Any resulting asset impairment would require that the asset be recorded at its fair value. The resulting fair value measurement of the assets are considered to be Level 3 measurements.

Fair Value Measurements

The fair value framework under FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Recurring Fair Value Measurements

The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, operating, derivatives and borrowings. Management believes that the carrying value of cash and cash equivalents, accounts receivable, accounts payable, and borrowings are representative of their respective fair values. All derivatives are recognized as either assets or liabilities on the balance sheet at fair value at the end of each quarter.

Nonrecurring Fair Value Measurements

The Company’s assets measured at fair value on a nonrecurring basis include long-lived assets, indefinite-lived intangible assets and goodwill. The Company reviews the carrying amounts of such assets at least annually or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Any resulting asset impairment would require that the asset be recorded at its fair value. The resulting fair value measurement of the assets are considered to be Level 3 measurements.

Business Combination

Business Combination

The Company applies the provisions of ASC 805 in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing identifiable assets and liabilities, including intangible assets of acquired businesses at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest also is remeasured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the condensed consolidated statements of operations immediately as a gain or loss on acquisition. Acquisition-related expenses are expensed as incurred and the expenses are recorded in operating expenses in the condensed consolidated statements of operations.

Business Combination

The Company applies the provisions of ASC 805 in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing identifiable assets and liabilities, including intangible assets of acquired businesses at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest also is remeasured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the consolidated statements of operations immediately as a gain or loss on acquisition. Acquisition-related expenses are expensed as incurred and the expenses are recorded in operating expenses in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including FASB and the SEC.

On December 14, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The adoption of this pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.

On November 27, 2023, FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to consider relevant qualitative and quantitative factors when determining whether segment expense categories and amounts are significant, and identify segment expenses on the basis of amounts that are regularly provided to the CODM, and included in reported segment profit or loss. The ASU is effective for fiscal years beginning after Dec. 15, 2023, and interim periods within fiscal years beginning after Dec. 15, 2024. The Company adopted this standard effective January 1, 2024, applying it retrospectively to all periods presented. As the Company has one reportable segment, the adoption had no material impact on the Company’s financial statements but resulted in additional expense disclosures and reconciliations in the financial statement footnotes. See Note 7 for details.

In November 2024, the FASB issued ASU 2024-03 (“ASU 2024-03”), Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40). ASU 2024-03 requires that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The prescribed categories include purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion. This authoritative guidance is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the effect of this new guidance on its consolidated financial statements

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including FASB and the SEC.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments - Credit Losses (ASC 326)” This standard replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. CECL requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to certain financial assets. The Company adopted ASC 326 on January 1, 2023, and estimated expected credit losses based on aging schedule, and provisioned approximately $28,000 and $15,000 credit loss for the year ended December 31, 2024 and 2023, respectively.

On December 14, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The adoption of this pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.

On November 27, 2023, FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires public entities to consider relevant qualitative and quantitative factors when determining whether segment expense categories and amounts are significant, and identify segment expenses on the basis of amounts that are regularly provided to the CODM, and included in reported segment profit or loss. The ASU is effective for fiscal years beginning after Dec. 15, 2023, and interim periods within fiscal years beginning after Dec. 15, 2024. The Company adopted this standard effective January 1, 2024, applying it retrospectively to all periods presented. As the Company has one reportable segment, the adoption had no material impact on the Company’s financial statements, but resulted in additional expense disclosures and reconciliations in the financial statement footnotes. See Note 5 for details.